REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 16 – REVENUE

The Company determined that the majority of the Company’s revenue earned from its two reporting segments is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have a significant financing component or payment terms, and the Company does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. The Company’s operating segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of our products and customers are essentially the same. Furthermore, the Company regularly reviews disaggregated revenue by source for evaluating the financial performance of its operations and making resource decisions. The Company’s revenue is broken down by the following:

●	Distributors – revenue derived from direct sales to distributors for resale of its products: Kona Gold hemp-infused energy drinks, HighDrate CBD-infused energy waters, and Storm CBD-infused water.
●	Amazon Sales – revenue derived from customer purchases through Amazon.com of our Kona Gold hemp-infused energy drinks.
●	Online Sales – revenue derived from customer purchases through the Company’s websites: KonaGoldHemp.com and HighDrateMe.com of the following products: Kona Gold hemp-infused energy drinks and apparel, HighDrate CBD-infused energy waters, and Storm CBD-infused water.
●	Gold Leaf Distribution – revenue derived from Gold Leaf, which is the Company’s wholly-owned subsidiary, that focuses on the distribution of premium beverages and snacks in key markets. These markets include over 500 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. Gold Leaf’s product line includes alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings.
●	Shipping – revenue derived from shipping from direct sales of the Company’s product through KonaGoldHemp.com and HighDrateMe.com.
●	Sales Returns and Allowances – the amount reduced from all revenue sources to allow for product returns.

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Three Months Ended September 30,
	2020	2019
Revenue Source	Revenue	Revenue	% Change

Distributors	$140,708	$393,426	(64)%
Amazon	47,882	41,146	16%
Online Sales	16,271	20,157	(19)%
Gold Leaf Distribution	108,719	23,578	361%
Shipping	8,846	13,135	(32)%
Sales Returns and Allowances	(9,717)	(14,304)	(32)%
Net Revenues	$312,709	$477,139	(34)%

	Nine Months Ended September 30,
	2020	2019
Revenue Source	Revenue	Revenue	% Change

Distributors	$367,911	$1,241,796	(70)%
Amazon	121,317	163,190	(26)%
Online Sales	35,176	78,197	(55)%
Gold Leaf Distribution	228,881	40,133	470%
Shipping	19,181	60,880	(68)%
Sales Returns and Allowances	(30,655)	(44,867)	(32)%
Net Revenues	$741,812	$1,539,329	(52)%

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Three Months Ended September 30,
Revenues	2020	2019
Distributors and Resellers	45%	82%
Amazon	15%	9%
Online Sales	5%	4%
Gold Leaf Distribution	35%	5%
Shipping	3%	43%
Sales Returns, and Allowances	(3)%	(3)%

	Nine Months Ended September 30,
Revenues	2020	2019
Distributors and Resellers	50%	81%
Amazon	16%	11%
Online Sales	5%	5%
Gold Leaf Distribution	31%	3%
Shipping	3%	4%
Sales Returns, and Allowances	(4)%	(3)%

NOTE 15 – REVENUE

The Company determined that the majority of the Company’s revenue earned from our two reporting segments is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have a significant financing component or payment terms, and the Company does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. The Company’s operating segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of our products and customers are essentially the same. Furthermore, the Company regularly reviews disaggregated revenue by source for evaluating the financial performance of its operations and making resource decisions. The Company’s revenue is broken down by the following:

●	Distributors – revenue derived from direct sales to distributors for resale of its products: Kona Gold hemp-infused energy, drinks, HighDrate CBD-infused energy waters, and Storm CBD-infused water.

●	Amazon Sales – revenue derived from customer purchases through Amazon.com of our Kona Gold hemp-infused energy drinks.

●	Online Sales – revenue derived from customer purchases through the Company’s websites: KonaGoldHemp.com and HighDrateMe.com of the following products: Kona Gold hemp-infused energy drinks and apparel, HighDrate CBD-infused energy waters, and Storm CBD-infused water.

●	Gold Leaf Distribution – revenue derived from Gold Leaf, which is the Company’s wholly-owned subsidiary, that focuses on the distribution of premium beverages and snacks in key markets. These markets include over 300 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. Gold Leaf’s product line includes alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings.

●	Shipping – revenue derived from shipping from direct sales of the Company’s product through KonaGoldHemp.com and HighDrateMe.com.

●	Sales Returns and Allowances – the amount reduced from all revenue sources to allow for product return.

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Year Ended December 31,
	2019	2018
Revenue Source	Revenue	Revenue	% Change

Distributors	$1,315,007	$109,921	1,096%
Amazon	133,787	19,362	591%
Online Sales	93,124	18,039	416%
Gold Leaf Distribution	70,555	-	-
Shipping	70,339	6,680	953%
Sales Returns and Allowances	(51,159)	-	-
Net Revenues	$1,631,653	$154,002	960%

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Year Ended December 31,
Revenues	2019	2018
Distributors and Resellers	81%	71%
Amazon	8%	13%
Online Sales	6%	12%
Gold Leaf Distribution	4%	0%
Shipping	4%	4%
Sales Returns, and Allowances	(3)%	-